FINANCIAL INSTRUMENTS - Currency Risk (Details) - Currency risk - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ (322,000)	$ 945,000
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in net loss due to reasonably possible increase in designated risk component	$ 32,200	94,500
Increase (decrease) in net loss due to reasonably possible decrease in designated risk component	32,200	94,500
Increase (decrease) in comprehensive loss due to reasonably possible increase in designated risk component	32,200	94,500
Increase (decrease) in comprehensive loss due to reasonably possible decrease in designated risk component	32,200	94,500
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	14,000	588,000
Accounts and other receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	2,000	1,282,000
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 338,000	$ 925,000